Net Income (Loss) Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Net Income (Loss) Per Share (Details) [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	32,010,636	16,430,520	12,866,130	20,811,916
RSU [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share		300,376		300,376
Earnout Shares [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	14,819,594		10,494,505
Warrants to Purchase Common Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share			12,509,788